SCHEDULE 1 (Tables) - Seamless Group Inc [Member]	12 Months Ended
Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF FINANCIAL INFORMATION FOR THE SIGNIFICANT SUBSIDIARIES

Summarized financial information for the significant subsidiaries is as follows:

	December 31,
	2022	2021
	US$	US$

Current assets	138,666,772	108,129,821
Non-current assets	7,578,365	9,223,582
Current liabilities	121,931,207	(89,952,880)
Non-current liabilities	3,156,719	(1,320,025)
Revenue	60,052,470	61,128,972
Net loss	(2,550,363)	(137,004)

SCHEDULE OF INVESTMENT ACTIVITY

Summarized investment activity is as follows:

	December 31,
	2022	2021
	US$	US$

Balance at the beginning of year	26,171,064	29,745,028
Allocated loss	(7,081,757)	(3,573,964)
Balance at the end of year	19,089,307	26,171,064

Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
SCHEDULE OF CONDENSED BALANCE SHEETS OF THE PARENT COMPANY

Condensed balance sheets of the parent company

	December 31,
	2022	2021
	US$	US$

ASSETS
Current assets:
Cash and cash equivalents	78,968	25,648
Short-term investments	-	2,012,562
Prepayments, deposits and other receivables	66,245	2,751,066
Amounts due from subsidiaries	6,869,413	5,610,972
Amounts due from related parties	90,666	1,857,039
Total current assets	7,105,292	12,257,287
Investments in subsidiaries	26,470,719	26,171,064
Investment in an equity security	-	100,000
Total assets	33,576,011	38,528,351

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Borrowings	11,577,451	1,666,989
Accruals and other payables	5,410,027	1,596,197
Amounts due to subsidiaries	2,640,735	215,889
Amounts due to related parties	49,900,344	48,338,222
Convertible bonds	9,192,141	7,561,050
Total current liabilities	78,720,698	59,378,347
Borrowings	-	923,256
Convertible bonds	-	9,192,140
Total liabilities	78,720,698	69,493,743

Shareholders’ deficit:
Common shares (US$0.001 par value; 58,030,000 shares authorized, issued and outstanding as of December 31, 2022 and 2021)	58,030	58,030
Additional paid-in capital	29,172,373	29,172,373
Accumulated deficit	(74,235,607)	(60,105,962)
Accumulated other comprehensive loss	(139,483)	(89,833)
Total shareholders’ deficit	(45,144,687)	(30,965,392)
Total liabilities and shareholders’ deficit	33,576,011	38,528,351

SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

Condensed statements of comprehensive income (loss)

	Years ended December 31,
	2022	2021
	US$	US$

General and administrative expenses	(4,988,848)	(639,125)
Finance costs, net	(7,454,838)	(10,636,110)
Share of results from subsidiaries	(4,234,448)	(3,573,964)
Loss before income tax	(16,678,134)	(14,849,199)
Income tax expenses	—	—
Net loss	(16,678,134)	(14,849,199)
Other comprehensive income (loss)
Foreign currency translation adjustments	4,529	26,245
Total comprehensive loss	(16,673,605)	(14,822,954)

SCHEDULE OF CONDENSED STATEMENTS OF CASH FLOWS

Condensed statements of cash flows

	Years ended December 31,
	2022	2021
	US$	US$
Cash flows from operating activities:
Net loss	(16,678,134)	(14,849,199)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of discount on convertible bonds	3,438,951	2,814,474
Unrealized foreign exchange gain	(644)	(144,611)
Share of results from subsidiaries	4,234,448	3,573,964
Changes in operating assets and liabilities:
Prepayments, deposits and other receivables	(9,900)	(13,246)
Accruals and other payables	3,797,118	5,667,902
Net cash used in operating activities	(5,218,161)	(2,950,716)

Cash flows from investing activities:
Dividend received from a subsidiary	2,847,309	-
(Increase) decrease in short-term investments	2,012,562	(458)
Cash injected into a subsidiary	(2,012,562)	-
Net cash (used in) provided by investing activities	2,847,309	(458)

Cash flows from financing activities:
Proceeds from borrowings	2,758,213	2,590,245
Repayment of borrowings	(1,276,950)	(1,225,381)
Repayment of convertible bonds	(3,483,133)	(10,500,000)
Amounts due from related parties	301,958	1,593,193
Amounts due to related parties	4,123,866	10,453,690
Net cash provided by financing activities	2,423,954	2,911,747

Net decrease in cash and cash equivalents	53,102	(39,427)
Effect of exchange rate changes on cash and cash equivalents	218	(27,961)
Cash and cash equivalents at beginning of year	25,648	93,036
Cash and cash equivalents at end of year	78,968	25,648